REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
REPURCHASE OF ORDINARY SHARES
REPURCHASE OF ORDINARY SHARES

23.          REPURCHASE OF ORDINARY SHARES

On December 29, 2009, the Company repurchased 12,436,707 ordinary shares from one of its shareholders, HCI, at a purchase consideration of US$0.2412 per share for total purchase consideration of RMB20,486,000. The shares were cancelled immediately after the repurchase. The excess of purchase consideration over the par value of these ordinary shares of RMB20,477,000 recognized as an increase to accumulated deficit.

As of December 31, 2011, the Company had repurchased 1,641,361 ADSs amounting to RMB 63,631,000 (US$10,000,000) under the Share Repurchase Plan.